Note 4 - Heritage and Cultural Assets	12 Months Ended
Dec. 31, 2011
Heritage And Cultural Museum Assets [Text Block]
Note 4 - Heritage and Cultural Assets

As of December 31, 2011, Nova Museum had heritage and cultural assets of $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets should be reviewed when there is evidence of impairment in accordance with ASC 360-10.